GOFSA4 07/17

SUPPLEMENT DATED JULY 18, 2017

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin Custodian Funds

Franklin Income Fund

Franklin Investors Securities Trust

Franklin Balanced Fund

The Statement of Additional Information (SAI) is amended as follows:

For each Fund, the following bullet point is added as the last bullet point under the “Goals, Strategies and Risks – Additional Strategies” section under the Fund’s name:

•         buy and sell exchange-traded options on indexes that measure stock volatility, such as the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®)

Please keep this supplement with your Statement of Additional Information for future reference.

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